Commitments and Contingencies (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Jul. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Reserve for the maximum potential exposure amount		$ 60
Restructuring Reserve	$ 750